Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 4,254	$ 4,114	$ 3,548
Other comprehensive income, net of tax:
Foreign currency translation adjustments		(313)	853	(850)
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period		(416)	153	(242)
Reclassification adjustment		36	(3)	(49)
Total unrealized (loss) gain on assets available-for-sale		(380)	150	(291)
Defined benefit plans:
Net (loss) gain arising during the period		(189)	342	(108)
Foreign exchange adjustment		0	1	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		69	68	57
Total defined benefit plans		(120)	411	(51)
Net unrealized (loss) gain on cash flow hedges		(10)	9	(4)
Total other comprehensive (loss) income, net of tax	[1]	(823)	1,423	(1,196)
Total comprehensive income		3,431	5,537	2,352
Net loss (income) attributable to noncontrolling interests		12	(24)	(1)
Other comprehensive loss (income) attributable to noncontrolling interests		11	(15)	31
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation		3,454	5,498	2,382
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders		$ (812)	$ 1,408	$ (1,165)

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(812) million for the year ended Dec. 31, 2018, $1,408 million for the year ended Dec. 31, 2017 and $(1,165) million for the year ended Dec. 31, 2016.